Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Statutory Effective Tax Rate

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	$
Income tax expenses
Current income tax expenses	112,457	—	20,597	15,076
Deferred income tax (benefit)/expenses	(1,402)	478,009	(186,547)	(136,544)
Income tax expenses (benefit)	111,055	478,009	(165,950)	(121,468)

Income before tax	728,780	2,868,175	(1,197,088)	(876,218)
Singapore statutory income tax rate	17%	17%	17%	17%
Income tax expenses computed at Singapore statutory rate	123,893	487,590	(203,505)	(148,957)

Reconciling items:
Non-deductible expenses	4,587	7,530	5,916	4,331
Tax exemption and rebates	(17,425)	—	—	—
Difference from the effect of tax rates in a foreign jurisdiction	—	—	31,639	23,158
Others	—	(17,111)	—	—
Income tax expenses (benefit)	111,055	478,009	(165,950)	(121,468)

Schedule of Deferred Tax Assets and Liabilities

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Deferred tax assets
Allowance for credit losses	—	10,369	7,590
Lease liabilities	35,415	66,845	48,928
Net operating loss carry-forwards	226,384	150,781	110,364
Depreciation	—	7,421	5,432
Deferred tax liabilities
Right-of-use assets	(33,244)	(66,416)	(48,614)
Depreciation	(6,586)	—	—
Unbilled revenue	(800,352)	(560,836)	(410,507)
Deferred tax liabilities, net	(578,383)	(391,836)	(286,807)